Acquisitions (Details 13) (Acquisition of Jiande City Noah Kindergarten [Member], CNY)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Acquisition of Jiande City Noah Kindergarten [Member]
Revenues	382,041
Revenues, Supplemental pro forma	186,275,242	197,332,908
Net income (loss)	(151,411)
Net income (loss), Supplemental pro forma	16,708,593	14,898,161